U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

December 23, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington D.C. 20549

Re:	Loeb King Trust (the “Trust”) (Registration Nos. 333-189250; 811-22852) Loeb King Alternative Strategies Fund (S000041905) Loeb King Asia Fund (000044203)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust on behalf of its series, Loeb King Alternative Strategies Fund and Loeb King Asia Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A dated and filed electronically on December 19, 2014.

If you have any questions, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust